Sensitivity analysis for Interest rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Increase (decrease) of income before income tax
Disclosure of Sensitivity analysis for Interest rates [Line Items]
1% Increase		₩ (23,831)	₩ (27,198)
1% Decrease		23,831	27,198
Increase (decrease) of shareholder's equity
Disclosure of Sensitivity analysis for Interest rates [Line Items]
1% Increase	[1]	(23,831)	(27,198)
1% Decrease	[1]	₩ 23,831	₩ 27,198

[1]	The effect on the shareholders' equity excluding the impact of income taxes.